General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Line Items]
Net of underwriting discounts and other offering costs	$ 468
Reverse stock split, description	the Company’s board of directors approved 1-for-30 reverse share split
Description administration	the Company announced top-line results from the Surgical site Hospital acquired Infection prEvention with Local D-PLEX100 (“SHIELD”) I Phase 3 trial. SHIELD I did not achieve its primary endpoint of reduction in Surgical Site Infections (“SSIs”), re-interventions due to SSIs and mortality: in the Intent to Treat (“ITT”) population, the local administration of D-PLEX100 and standard of care (“SoC”), (n=485) resulted in a decrease in the primary endpoint of 23 percent compared to SoC alone (n=489) (p=0.1520).That said, in a pre-specified subgroup ITT analysis requested by the United States (“U.S.”) Food and Drug Administration (“FDA”) of a total of 423 subjects with large incisions (>20 centimeters), the local administration of D-PLEX100 resulted in a significant reduction of 54 percent in the primary endpoint, compared to SoC alone (p=0.0032). Within the first 30 days post-surgery, SSIs decreased from 9.7% in the SoC treatment arm (n=211), as compared to 4.4% in the D-PLEX100 treatment arm (n=212).In November 2022, the Company provided the FDA with available data from the SHIELD I study as part of a Type D meeting request. Following positive Type D meeting communication with the FDA, which took place in January 2023, on the SHIELD I Phase 3 data, the Company now has a clear regulatory pathway towards a potential new drug application (“NDA”) submission. Based on the data, particularly the 54% reduction observed in the primary endpoint in complex surgeries in a pre-specified subgroup analysis of patients with large open incisions (p=0.0032, n=423) compared to SoC, the FDA acknowledged that the SHIELD I results may provide supportive evidence on this population and recommended that the Company conduct an additional study to support a potential NDA submission. The FDA stated that the ongoing SHIELD II study could potentially serve as such a study. The FDA also recognized that D-PLEX100’s proposed indication is for the prevention of infection and has the potential for wide use.
Cash	$ 5,309	$ 8,552	$ 9,819
Net loss	(23,865)	(39,557)	(42,601)
Cash flows from operating activities	(17,236)	(34,317)	$ (32,386)
Accumulated deficit	$ (238,309)	$ (214,444)
IPO [Member]
General [Line Items]
Exercise of an overallotment option (in Shares)	143,750
Net of underwriting discounts and other offering costs	$ 62,757
Overallotment option [Member]
General [Line Items]
Exercise of an overallotment option (in Shares)	18,750